Consolidated Schedule of Investments (unaudited)
September 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
				Value
Private Real Estate — 80.1%
Equity — 48.0%
Real Estate Investments — 37.0%
Healthcare — 1.6%
55 Messina Drive, Braintree, MA				$17,900,000 (a)
Industrial — 22.2%
100 Friars Boulevard, West Deptford, NJ				30,700,000 (a)
3828 Civic Center, Las Vegas, NV				8,600,000 (a)
12000 East 56th Avenue, Denver, CO				12,200,000 (a)
15550 Export Plaza Drive, Houston, TX				10,900,000 (a)
Chino Industrial Portfolio, Chino, CA				31,000,000 (a)
Hollywood Avenue, South Plainfield, NJ				20,908,676 (a)(b)
Jedburg Logistics Park Building 2, Summerville, SC				25,800,000 (a)
Mack Place, South Plainfield, NJ				18,077,140 (a)(b)
Nordeast Business Center, Minneapolis, MN				19,000,000 (a)
Regional Airport Center II, Orlando, FL				18,400,000 (a)
Rojas East Distribution Center, El Paso, TX				52,600,000 (a)
Total Industrial				248,185,816
Mixed-Use — 3.1%
Congress Commons, Austin, TX				34,800,000 (a)
Office — 3.7%
The Sheds on Charlotte, Nashville, TN				41,200,000 (a)
Residential — 6.4%
Anker Haus, Charlotte, NC				18,000,000 (a)
Retreat at Weaverville, Weaverville, NC				53,700,000 (a)
Total Residential				71,700,000

Total Real Estate Investments (Cost — $420,085,518)				413,785,816
			Stated Ownership %(c)
Investments in Non-Consolidated Joint Ventures — 11.0%
Healthcare — 1.4%
Fusion Life Science HQ, Carlsbad, CA			85.0%	15,507,808 (a)(d)
Industrial — 2.1%
456 Sullivan Avenue, South Windsor, CT			95.0%	23,853,918 (a)(d)
Residential — 7.5%
Gates at Marina, Marina, CA			87.5%	26,942,118 (a)(d)
Martinique Bay, Henderson, NV			80.0%	23,964,751 (a)(d)
Mosaic at Largo Station, Largo, MD			92.5%	32,807,002 (a)(d)
Total Residential				83,713,871

Total Investments in Non-Consolidated Joint Ventures (Cost — $115,801,298)				123,075,597

Total Equity (Cost — $535,886,816)				536,861,413
	Rate	Maturity Date	Face Amount
Real Estate Lending — 32.1%
Investments in Real Estate Loans — 20.4%
Industrial — 4.5%
Agellan Portfolio III Mezzanine Loan (SOFR + 5.750%)	9.900%	7/9/27	$50,000,000	50,000,000 (a)(e)
Mixed-Use — 1.6%
Aertson Midtown Mezzanine B Loan	9.140%	10/1/25	18,000,000	18,000,000 (a)
Necessity Retail — 2.8%
Southpark Meadows Mezzanine Loan	9.000%	11/10/27	31,000,000	31,000,000 (a)
Office — 1.2%
Memphis Logistics Mezzanine Loan (SOFR + 6.464%, 0.150% SOFR floor)	10.682%	8/9/26	14,000,000	14,000,000 (a)(e)
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|1

Consolidated Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Investments in Real Estate Loans — continued
Residential — 10.3%
Pearl at Boulder Creek Senior Loan (SOFR + 3.400%, 3.500% SOFR floor)	7.680%	3/1/28	$43,215,116	$43,215,116 (a)(e)
The Biltmore Mezzanine Loan (SOFR + 7.250%, 3.000% SOFR floor)	11.410%	4/11/26	43,000,000	43,000,000 (a)(e)
The Lodge Mezzanine Loan	7.400%	7/1/27	21,400,000	21,400,000 (a)
The Parker off Pearl Mezzanine Loan	7.400%	7/1/27	8,100,000	8,100,000 (a)
Total Residential				115,715,116

Total Investments in Real Estate Loans (Cost — $228,715,116)				228,715,116
Senior Lending — 10.0%
Industrial — 10.0%
73rd and Washington Senior Loan (SOFR + 6.000%, 3.000% SOFR floor)	10.280%	6/1/26	20,914,022	20,914,022 (a)(e)
National IOS Portfolio Senior Loan (SOFR + 3.700%, 3.500% SOFR floor)	7.918%	3/26/27	66,500,000	66,500,000 (a)(e)
Summit at Surprise Senior Loan (SOFR + 5.000%, 5.329% SOFR floor)	10.329%	9/1/26	24,679,014	24,679,014 (a)(e)

Total Senior Lending (Cost — $112,093,036)				112,093,036
Preferred Equity — 1.7%
Residential — 1.7%
Avilla Enclave	10.125%	3/13/33	10,336,407	10,336,407 (a)
Avilla Suncoast (SOFR + 6.750%, 4.620% SOFR floor)	11.370%	3/29/33	8,428,296	8,428,295 (a)(e)

Total Preferred Equity (Cost — $18,764,702)				18,764,702

Total Real Estate Lending (Cost — $359,572,854)				359,572,854

Total Private Real Estate (Cost — $895,459,670)				896,434,267
Publicly-Traded Real Estate Securities — 17.4%
Collateralized Mortgage Obligations(f) — 13.9%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.637%	9/15/34	2,130,000	2,066,063 (g)(h)
Anchor Mortgage Trust, 2025-RTL1 A2	6.358%	5/25/40	1,470,000	1,478,725 (g)
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	852,580	859,269 (g)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 D (1 mo. Term SOFR + 3.293%)	7.428%	1/20/43	920,000	919,411 (g)(h)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 E (1 mo. Term SOFR + 3.942%)	8.077%	1/20/43	720,000	718,526 (g)(h)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.498%	12/15/36	1,700,000	1,579,937 (g)(h)
BANK, 2021-BN34 F	2.250%	6/15/63	850,000	420,055 (g)
BANK, 2021-BN35 H	1.767%	6/15/64	1,050,000	407,046 (g)(h)
BANK, 2021-BN35 K	1.767%	6/15/64	3,076,923	1,093,021 (g)(h)
BANK, 2022-BNK43 E	3.000%	8/15/55	2,125,000	1,484,320 (g)
BANK, 2022-BNK44 D	4.000%	11/15/32	1,000,000	785,328 (g)(h)
BANK, 2022-BNK44 E	4.000%	11/15/32	300,000	222,620 (g)(h)
BANK, 2023-BNK45 E	4.000%	2/15/56	637,000	490,706 (g)
BANK, 2023-BNK46 D	4.000%	8/15/56	2,000,000	1,603,386 (g)
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 E	4.633%	2/15/50	1,000,000	873,611 (g)(h)
BANK5, 2024-5YR12 F	5.000%	12/15/57	300,000	240,878 (h)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	450,000	400,794 (g)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.790%	11/15/41	1,500,000	1,506,888 (g)(h)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.586%	2/15/39	500,000	501,455 (g)(h)
BMP Trust, 2024-MF23 E (1 mo. Term SOFR + 3.389%)	7.539%	6/15/41	1,000,000	1,002,664 (g)(h)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	8.587%	8/15/41	900,000	913,096 (g)(h)
BRAVO Residential Funding Trust, 2024-NQM5 A3	6.158%	6/25/64	753,044	759,243 (g)
BRAVO Residential Funding Trust, 2025-NQM1 A3	5.908%	12/25/64	686,959	691,525 (g)
BRAVO Residential Funding Trust, 2025-NQM7 A3	5.814%	7/25/65	1,892,210	1,904,084 (g)
BRAVO Residential Funding Trust, 2025-NQM8 A3	5.589%	6/25/65	1,048,563	1,051,357 (g)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	2,000,000	1,679,615 (g)(h)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.796%	4/15/34	1,869,000	1,799,297 (g)(h)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.256%	2/15/39	350,000	349,997 (g)(h)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	1,000,000	998,425 (g)(h)
2|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(f) — continued
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.838%	5/15/34	$1,480,509	$1,491,025 (g)(h)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.840%	4/15/40	1,247,914	1,252,098 (g)(h)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.407%	10/15/36	1,500,000	1,493,836 (g)(h)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	6.201%	9/15/34	927,976	925,011 (g)(h)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	6.840%	4/15/41	1,230,276	1,236,329 (g)(h)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.040%	6/15/41	1,000,000	1,003,537 (g)(h)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	580,000	584,774 (g)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	940,000	962,291 (g)
Chase Mortgage Finance Corp., 2016-SH2 M4	3.750%	12/25/45	740,054	686,295 (g)(h)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	1,100,000	786,423 (g)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	408,007	395,107 (g)
COLT Mortgage Loan Trust, 2022-2 B1	3.961%	2/25/67	500,000	417,494 (g)(h)
COLT Mortgage Loan Trust, 2025-6 A2	5.783%	8/25/70	1,890,750	1,908,408 (g)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.205%	8/15/48	190,000	163,557 (h)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.794%	7/15/32	400,000	398,201 (g)(h)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	1,000,000	956,889 (g)(h)
CSMC Trust, 2020-FACT E (1 mo. Term SOFR + 5.476%)	9.627%	10/15/37	1,500,000	1,379,876 (g)(h)
CSMC Trust, 2021-INV2 A3X, IO	0.500%	11/25/56	34,989,187	1,049,970 (g)(h)
Dwight Issuer LLC, 2025-FL1 A (1 mo. Term SOFR + 1.662%)	5.798%	6/18/42	1,000,000	1,001,842 (g)(h)
Dwight Issuer LLC, 2025-FL1 E (1 mo. Term SOFR + 4.938%)	9.074%	6/18/42	750,000	749,529 (g)(h)
Eagle RE Ltd., 2023-1 M1B (30 Day Average SOFR + 3.950%)	8.306%	9/26/33	1,000,000	1,026,933 (g)(h)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.556%	9/26/33	920,000	974,789 (g)(h)
Ellington Financial Mortgage Trust, 2020-2 B2	4.804%	10/25/65	500,000	468,273 (g)(h)
Ellington Financial Mortgage Trust, 2022-1 B1	3.859%	1/25/67	750,000	559,220 (g)(h)
Ellington Financial Mortgage Trust, 2025-INV1 B1	7.185%	3/25/70	750,000	759,607 (g)(h)
FARM Mortgage Trust, 2024-2 B	5.591%	8/1/54	623,282	562,137 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	3,667,108	542,752
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5159 IP, IO, PAC	3.000%	11/25/51	4,857,697	695,635
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 GI, IO, PAC	6.500%	4/25/54	2,975,724	583,898
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 PI, IO, PAC	6.500%	3/25/54	624,551	119,396
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5523 IQ, IO, PAC	6.500%	4/25/55	3,484,527	630,544
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.071%	11/25/49	710,000	788,360 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	9.271%	2/25/50	750,000	820,410 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.606%	10/25/33	725,000	895,456 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.856%	1/25/34	1,500,000	1,785,907 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	11.856%	10/25/41	750,000	787,776 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 B2 (30 Day Average SOFR + 7.800%)	12.156%	11/25/41	500,000	530,237 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	11.356%	12/25/41	640,000	674,120 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.106%	2/25/42	1,446,000	1,495,345 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 B2 (30 Day Average SOFR + 9.750%)	14.106%	4/25/42	1,700,000	1,886,351 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	5.706%	1/25/45	1,580,000	1,576,092 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA2 M2 (30 Day Average SOFR + 1.500%)	5.856%	5/25/45	1,150,000	1,152,555 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-1 M2	4.000%	1/25/56	1,625,221	1,575,187 (g)(h)
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|3

Consolidated Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 BXS, IO	3.978%	11/25/61	$1,700,658	$657,341 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 B (30 Day Average SOFR + 10.114%)	14.471%	7/25/28	511,210	524,122 (h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.116%	9/25/47	152,684	130,571 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HQA2 B2 (30 Day Average SOFR + 11.114%)	15.471%	10/25/48	880,000	1,093,820 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA3 B2 (30 Day Average SOFR + 8.264%)	12.621%	7/25/49	750,000	843,724 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.821%	1/25/48	660,000	787,293 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	9.263%	9/25/47	800,000	863,083 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR4 B2 (30 Day Average SOFR + 5.114%)	9.471%	11/25/47	750,000	818,825 (g)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.971%	9/25/49	970,000	1,092,413 (g)(h)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.721%	1/25/40	140,000	143,724 (g)(h)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.456%	10/25/41	500,000	509,696 (g)(h)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.356%	10/25/41	1,500,000	1,557,765 (g)(h)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1B2 (30 Day Average SOFR + 5.500%)	9.856%	12/25/41	695,000	720,121 (g)(h)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B2 (30 Day Average SOFR + 7.650%)	12.006%	1/25/42	1,000,000	1,059,058 (g)(h)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.356%	1/25/44	340,000	356,133 (g)(h)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1B1 (30 Day Average SOFR + 2.500%)	6.856%	2/25/44	1,000,000	1,019,126 (g)(h)
Federal National Mortgage Association (FNMA) REMIC, 2020-15 IA, IO	3.000%	3/25/50	3,605,859	513,667
Federal National Mortgage Association (FNMA) REMIC, 2021-78 CI, IO	4.500%	11/25/51	2,409,626	531,078
Federal National Mortgage Association (FNMA) REMIC, 2024-19 PI, IO, PAC	6.500%	1/25/54	3,044,285	617,878
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.755%	7/25/31	680,714	656,514 (g)(h)
FS Rialto Issuer LLC, 2025-FL10 D (1 mo. Term SOFR + 2.696%)	6.829%	8/19/42	1,000,000	980,749 (g)(h)
Government National Mortgage Association (GNMA), 2015-152 PI, IO, PAC	4.000%	10/20/45	2,451,783	493,034
Government National Mortgage Association (GNMA), 2022-213 IJ, IO	5.000%	5/20/49	1,186,768	233,114
Government National Mortgage Association (GNMA), 2023-184 HI, IO	7.000%	12/20/53	1,080,927	229,617
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	1.661%	9/20/54	5,202,674	525,765 (h)
Government National Mortgage Association (GNMA), 2025-108 SC, IO (-1.000 x 30 Day Average SOFR + 5.880%)	1.491%	6/20/55	4,976,410	476,160 (h)
Government National Mortgage Association (GNMA), 2025-114 WS, IO (-1.000 x 30 Day Average SOFR + 5.150%)	0.761%	7/20/55	9,667,104	448,757 (h)
Government National Mortgage Association (GNMA), 2025-141 SE, IO (-1.000 x 30 Day Average SOFR + 5.850%)	1.461%	8/20/55	5,294,691	496,344 (h)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.483%	3/15/41	750,000	747,610 (g)(h)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.631%	1/15/43	1,480,000	1,483,874 (g)(h)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	8.069%	10/15/42	2,000,000	1,995,000 (g)(h)(i)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	1,050,000	1,089,548 (g)(h)
GS Mortgage Securities Corp. Trust, 2017-375H A	3.591%	9/10/37	1,000,000	967,869 (g)(h)
GS Mortgage Securities Trust, 2015-GC28 D	4.571%	2/10/48	210,643	201,907 (g)(h)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	108,720	106,396
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.587%	10/15/41	1,477,881	1,491,582 (g)(h)
4|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(f) — continued
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	11.378%	7/15/39	$800,000	$810,841 (g)(h)
HIT Trust, 2022-HI32 J (1 mo. Term SOFR + 9.122%)	13.272%	7/15/39	240,000	242,755 (g)(h)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	10.356%	10/25/33	500,000	535,152 (g)(h)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	757,172	765,570 (g)
HOMES Trust, 2025-NQM1 A3	5.961%	1/25/70	781,489	786,880 (g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-JP1 D	4.386%	1/15/49	1,500,000	1,417,458 (h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-FL11 E (PRIME + 0.964%)	8.464%	10/15/32	80,707	80,604 (g)(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.529%)	8.680%	11/15/38	500,000	501,491 (g)(h)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	11.765%	6/15/26	500,000	108,502 (g)(h)
JPMorgan Mortgage Trust, 2015-4 B2	3.507%	6/25/45	294,462	275,328 (g)(h)
KIND Trust, 2021-KIND E (1 mo. Term SOFR + 3.364%)	7.520%	8/15/38	991,855	979,193 (g)(h)
KREF Ltd., 2021-FL2 C (1 mo. Term SOFR + 2.114%)	6.257%	2/15/39	928,500	912,968 (g)(h)
LHOME Mortgage Trust, 2024-RTL1 A2	9.165%	1/25/29	650,000	658,440 (g)
LHOME Mortgage Trust, 2024-RTL2 A2	8.897%	3/25/29	440,000	444,890 (g)
LHOME Mortgage Trust, 2024-RTL5 A1	5.323%	9/25/39	1,500,000	1,506,934 (g)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	500,000	506,259 (g)(h)
MF1 LLC, 2022-FL10 E (1 mo. Term SOFR + 6.229%)	10.363%	9/17/37	1,500,000	1,506,241 (g)(h)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	6.877%	2/18/40	2,340,000	2,329,527 (g)(h)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.626%	2/18/40	360,000	357,120 (g)(h)
MF1 LLC, 2025-FL19 D (1 mo. Term SOFR + 3.440%)	7.576%	5/18/42	1,000,000	1,000,610 (g)(h)
MF1 Ltd., 2020-FL4 A (1 mo. Term SOFR + 1.814%)	5.957%	12/15/35	125,277	125,482 (g)(h)
MF1 Ltd., 2021-FL7 E (1 mo. Term SOFR + 2.914%)	7.050%	10/16/36	1,000,000	984,164 (g)(h)
MF1 Ltd., 2022-FL8 D (1 mo. Term SOFR + 2.650%)	6.784%	2/19/37	2,715,000	2,702,898 (g)(h)
MF1 Trust, 2024-FL15 D (1 mo. Term SOFR + 4.038%)	8.174%	8/18/41	400,000	400,990 (g)(h)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.677%	11/18/39	1,000,000	1,003,058 (g)(h)
MIC Trust, 2023-MIC A	8.732%	12/5/38	1,000,000	1,084,564 (g)(h)
MIC Trust, 2023-MIC B	9.863%	12/5/38	500,000	542,849 (g)(h)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	500,000	458,434
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.714%	12/15/38	1,500,000	1,391,470 (g)(h)
MSWF Commercial Mortgage Trust, 2023-1 E	4.000%	5/15/56	1,344,000	991,249 (g)
MSWF Commercial Mortgage Trust, 2023-2 D	4.000%	12/15/56	950,000	742,579 (g)
MTN Commercial Mortgage Trust, 2022-LPFL F (1 mo. Term SOFR + 5.285%)	9.445%	3/15/39	500,000	500,444 (g)(h)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.758%	1/15/39	3,000,000	1,924,761 (g)(h)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	9.343%	3/15/35	1,500,000	1,494,481 (g)(h)
New Residential Mortgage Loan Trust, 2017-1A B6	5.343%	2/25/57	1,533,180	1,437,567 (g)(h)
New Residential Mortgage Loan Trust, 2022-NQM4 A3	5.000%	6/25/62	747,257	739,130 (g)
NRM FHT1 Excess Owner LLC, 2025-FHT1 A	6.545%	3/25/32	666,907	673,609 (g)
OBX Trust, 2025-NQM8 A3	5.826%	3/25/65	1,355,301	1,364,395 (g)
OBX Trust, 2025-NQM10 A3	5.706%	5/25/65	1,560,127	1,579,208 (g)
ONNI Commercial Mortgage Trust, 2024-APT D	7.237%	7/15/39	1,220,000	1,262,566 (g)(h)
Opteum Mortgage Acceptance Corp. Trust, 2006-1 1AC1 (1 mo. Term SOFR + 0.714%)	4.872%	4/25/36	878,175	832,041 (h)
PRPM LLC, 2025-RCF3 A2	5.250%	7/25/55	730,000	731,178 (g)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	580,000	581,147 (g)
Santander Mortgage Asset Receivable Trust, 2025-NQM2 A3	6.036%	2/25/65	948,643	956,338 (g)
Santander Mortgage Asset Receivable Trust, 2025-NQM3 A2	5.852%	5/25/65	1,842,469	1,858,570 (g)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.150%	2/15/39	824,109	811,106 (g)(h)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	11.650%	2/15/39	549,406	500,757 (g)(h)
SMRT, 2022-MINI E (1 mo. Term SOFR + 2.700%)	6.851%	1/15/39	1,650,000	1,637,213 (g)(h)
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|5

Consolidated Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Collateralized Mortgage Obligations(f) — continued
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	$1,070,000	$757,692 (g)(h)
SWCH Commercial Mortgage Trust, 2025-DATA E (1 mo. Term SOFR + 3.340%)	7.490%	2/15/42	1,000,000	998,750 (g)(h)
Toorak Mortgage Trust, 2024-RRTL1 B1	10.335%	2/25/39	300,000	302,643 (g)(h)
Toorak Mortgage Trust, 2024-RRTL1 B2	10.335%	2/25/39	240,000	242,758 (g)(h)
Toorak Mortgage Trust, 2024-RRTL2 B2	9.191%	9/25/39	900,000	908,344 (g)(h)
TRTX Issuer Ltd., 2022-FL5 E (1 mo. Term SOFR + 4.350%)	8.493%	2/15/39	500,000	500,083 (g)(h)
UBS Commercial Mortgage Trust, 2018-C15 C	5.308%	12/15/51	650,000	621,105 (h)
Verus Securitization Trust, 2023-5 B1	7.999%	6/25/68	2,000,000	2,017,410 (g)(h)
Verus Securitization Trust, 2023-7 B1	7.886%	10/25/68	590,000	598,561 (g)(h)
Verus Securitization Trust, 2024-4 B1	7.643%	6/25/69	240,000	244,733 (g)(h)
Verus Securitization Trust, 2024-4 B2	7.996%	6/25/69	320,000	321,954 (g)(h)
Verus Securitization Trust, 2024-8 B1	7.032%	10/25/69	1,000,000	1,013,539 (g)(h)
Verus Securitization Trust, 2024-INV1 A3	6.470%	3/25/69	784,588	794,487 (g)
Verus Securitization Trust, 2025-4 A3	5.753%	5/25/70	1,406,583	1,414,382 (g)
Verus Securitization Trust, 2025-R1 A3	5.774%	5/25/65	924,594	931,680 (g)
Verus Securitization Trust, 2025-R1 B1	6.400%	5/25/65	1,050,000	1,040,530 (g)(h)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.236%	5/15/48	1,500,000	1,430,625 (h)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,500,000	1,009,791 (g)(h)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	750,000	557,390 (g)(h)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	500,000	421,183 (g)(h)

Total Collateralized Mortgage Obligations (Cost — $154,572,626)				156,164,743
Asset-Backed Securities — 2.5%
AGL CLO Ltd., 2024-35A C (3 mo. Term SOFR + 1.900%)	6.225%	1/21/38	500,000	502,552 (g)(h)
AGL CLO Ltd., 2025-42A B (3 mo. Term SOFR + 1.650%)	5.919%	7/22/38	500,000	502,351 (g)(h)
AIMCO CLO Ltd., 2021-16A BR (3 mo. Term SOFR + 1.650%)	5.972%	7/17/37	500,000	502,036 (g)(h)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.695%	4/20/38	300,000	300,742 (g)(h)
Apex Credit CLO LLC, 2021-2A A2R (3 mo. Term SOFR + 1.850%)	6.082%	10/20/34	470,000	470,821 (g)(h)
Apidos CLO Ltd., 2017-28A A2R (3 mo. Term SOFR + 1.650%)	5.924%	10/20/38	750,000	753,779 (g)(h)
Apidos CLO Ltd., 2023-45A CR (3 mo. Term SOFR + 1.900%)	6.153%	7/26/38	500,000	500,014 (g)(h)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	5.377%	10/25/38	560,000	562,540 (g)(h)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	931,178	963,447 (g)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1	3.935%	9/25/33	220,596	208,689 (h)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	1,000,000	1,023,612 (g)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A B	5.682%	12/16/41	531,412	530,658 (g)
CarVal CLO Ltd., 2024-3A B (3 mo. Term SOFR + 1.750%)	6.075%	10/20/37	390,000	391,386 (g)(h)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	300,000	290,759 (g)(h)
CIFC Funding Ltd., 2018-4A CR (3 mo. Term SOFR + 1.750%)	6.072%	1/17/38	500,000	501,949 (g)(h)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	990,000	1,026,287 (g)
EWC Master Issuer LLC, 2022-1A A2	5.500%	3/15/52	967,500	956,114 (g)
GoldenTree Loan Management US CLO Ltd., 2024-20A B (3 mo. Term SOFR + 1.800%)	6.125%	7/20/37	350,000	351,609 (g)(h)
Hardee’s Funding LLC, 2024-1A A2	7.253%	3/20/54	985,000	1,021,912 (g)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	479,748	467,726 (g)
HSI Asset Securitization Corp. Trust, 2005-I1 2A4 (1 mo. Term SOFR + 0.894%)	5.052%	11/25/35	398,205	372,880 (h)
Invesco US CLO Ltd., 2023-3A BR (3 mo. Term SOFR + 1.750%)	6.068%	7/15/38	470,000	471,759 (g)(h)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.547%	2/25/35	136,345	134,285 (h)
MetroNet Infrastructure Issuer LLC, 2025-2A C	7.830%	8/20/55	970,000	986,208 (g)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE6 A2 (1 mo. Term SOFR + 0.794%)	4.952%	8/25/34	2,243,486	2,108,917 (h)
Morgan Stanley ABS Capital Inc. Trust, 2005-HE2 M2 (1 mo. Term SOFR + 0.774%)	4.932%	1/25/35	1,049,255	1,028,328 (h)
Neighborly Issuer LLC, 2023-1A A2	7.308%	1/30/53	1,209,000	1,226,397 (g)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	477,473	486,417 (g)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.772%	3/25/37	608,499	514,679 (h)
6|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Asset-Backed Securities — continued
RASC Trust, 2006-KS1 M3 (1 mo. Term SOFR + 0.534%)	4.902%	2/25/36	$1,500,000	$1,460,946 (h)
Sapphire Aviation Finance Ltd., 2020-1A A	3.228%	3/15/40	442,964	423,503 (g)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,000,000	1,023,917 (g)
ServiceMaster Funding LLC, 2021-1 A2II	3.113%	7/30/51	899,166	765,884 (g)
Switch ABS Issuer LLC, 2025-1A A2	5.036%	3/25/55	1,000,000	992,293 (g)
Symphony CLO Ltd., 2020-24A C1R (3 mo. Term SOFR + 1.800%)	5.931%	10/23/35	330,000	329,997 (g)(h)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	5.266%	7/20/34	320,000	320,002 (g)(h)
Trinitas CLO Ltd., 2021-18A BR (3 mo. Term SOFR + 1.750%)	6.075%	1/20/35	470,000	470,929 (g)(h)
Trinitas CLO Ltd., 2025-32A B1 (3 mo. Term SOFR + 1.750%)	6.022%	7/23/38	470,000	471,504 (g)(h)
Voya CLO Ltd., 2025-4A C (3 mo. Term SOFR + 1.900%)	6.157%	10/15/38	330,000	331,335 (g)(h)
Wave LLC, 2019-1 A	3.597%	9/15/44	954,979	923,666 (g)
Willis Engine Structured Trust, 2025-A B	6.070%	6/15/50	991,396	1,008,728 (g)

Total Asset-Backed Securities (Cost — $27,488,107)				27,681,557
			Shares
Preferred Stocks — 0.5%
Financials — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		72,596	1,841,034 (h)
Arbor Realty Trust Inc., Non Voting Shares (6.250% to 10/12/26 then 3 mo. Term SOFR + 5.440%)	6.250%		45,278	1,023,283 (h)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.981%		76,166	1,759,435 (h)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.583%		62,186	1,484,380 (h)

Total Preferred Stocks (Cost — $5,822,895)				6,108,132
		Maturity Date	Face Amount
Corporate Bonds & Notes — 0.3%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	$1,600,000	1,486,414 (g)

Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,080,000	1,136,022 (g)

Health Care — 0.1%
Health Care Providers & Services — 0.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	720,000	573,062 (g)

Total Corporate Bonds & Notes (Cost — $3,262,028)				3,195,498
Convertible Bonds & Notes — 0.2%
Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Two Harbors Investment Corp., Senior Notes (Cost — $1,699,294)	6.250%	1/15/26	1,710,000	1,710,000

Total Publicly-Traded Real Estate Securities (Cost — $192,844,950)				194,859,930
Total Investments before Short-Term Investments (Cost — $1,088,304,620)				1,091,294,197
			Shares
Short-Term Investments — 2.6%
Dreyfus Government Cash Management, Institutional Shares (Cost — $28,798,397)	4.057%		28,798,397	28,798,397 (j)
Total Investments — 100.1% (Cost — $1,117,103,017)				1,120,092,594
Other Liabilities in Excess of Other Assets — (0.1)%				(672,363)
Total Net Assets Applicable to Common Shareholders — 100.0%				$1,119,420,231

Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|7

Consolidated Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(a)	Investment is valued using significant unobservable inputs (Note 1).
(b)	Investment is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(c)	Stated ownership % represents the Fund’s contractual ownership in the joint venture prior to the impact of promote structures.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2025, the total market value of investments in Affiliated Companies was $123,075,597 and the cost was
$115,801,298 (Note 2).

(e)	Floating rate investment. Interest rate disclosed is as of the most recent information available.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	177	12/25	$19,821,356	$19,912,500	$(91,144)
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
8|
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Clarion Partners Real Estate Income Fund Inc. (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares. The Fund is a Maryland corporation and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund utilizes an Umbrella Partnership Real Estate Investment Trust (“UPREIT”) structure to hold all or substantially all of its assets in an operating partnership (the “Operating Partnership”). The Operating Partnership is a Delaware limited partnership of which the Fund is the sole member of the general partner and a limited partner. At September 30, 2025, the Operating Partnership was wholly-owned by the Fund. The Board of Directors (the “Board”) authorized 400 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide current income and long-term capital appreciation.
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of private commercial real estate and publicly traded real estate securities.
Generally, all investments made by the Fund or the Operating Partnership in private commercial real estate, including real property and investments in real estate loans, will be made through individual special purpose vehicles (“SPV”). Unless otherwise noted, each SPV is wholly-owned by the Fund or the Operating Partnership and this schedule of investments is the consolidated schedule of investments of the Fund, the Operating Partnership and each SPV. Investments which are joint ventures, where no party has control, are not consolidated and are carried at fair value as disclosed below.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The Fund calculates its net asset value by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.
Private commercial real estate
The fair values of private real estate lending investments are generally determined by discounting the future contractual cash flows to the present value using a current market interest rate. The market rate is determined by considering one or more of the following criteria as appropriate: (i) interest rates for loans of comparable quality and maturity, (ii) the value of the underlying collateral and (iii) the prevailing state of the debt markets. The valuations of investments in real estate loans are prepared by independent external appraisers on a monthly basis. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in real estate loans are the selection of certain credit spreads and the loan to value ratios.
The fair values of real estate investments are generally determined by considering the income, cost and sales comparison approaches of estimating property value. The income approach estimates an income stream for a property (typically 10 years) and discounts this income plus a reversion (presumed sale) into a present value at a risk adjusted rate. Yield rates and growth assumptions utilized in this approach are derived from market transactions as well as other financial and industry data. The cost approach estimates the replacement cost of the building less physical depreciation plus the land value. Generally, this approach provides a check on the value derived using the income approach. The sales comparison approach compares recent transactions to the appraised property. Adjustments are made for dissimilarities that typically provide a range of value. The discount rate and the exit capitalization rate are significant inputs to these valuations. These rates are based on the location, type and nature of each property, and current and anticipated market conditions.
Many factors are also considered in the determination of fair value including, but not limited to, the operating cash flows and financial performance of the properties, property types and geographic locations, the physical condition of the asset, prevailing market capitalization rates, prevailing market discount rates, general economic conditions, economic conditions specific to the market in which the assets are located, and any specific rights or terms associated with the investment. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the values that would be determined by negotiations held between parties in a sale transaction.
The valuations of real estate investments are prepared by independent external appraisers. Limited scope, restricted appraisals are performed on a monthly basis and typically include a limited comparable sales analysis and a full discounted cash flow income approach. Annually, a full-scope, detailed appraisal report is completed and typically includes a market analysis, cost approach, sales comparison approach and an income approach containing a discounted cash flow analysis and direct capitalization method. The full-scope report is prepared by an additional third-party appraisal firm. Since appraisals consider the estimated effect of physical depreciation, historical cost depreciation and amortization on real estate related assets have been excluded from net investment income. Development costs and major renovations are capitalized as a component of cost, while routine maintenance and repairs are expensed as incurred.
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
|9

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
Investments in non-consolidated joint ventures are stated at fair value. The Fund’s ownership interests are valued based on the Fund’s ownership interest in the underlying entities and the fair value of the underlying real estate, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered. Upon the disposition of all investments in joint ventures by an investee entity, the Fund will continue to state its equity in the remaining net assets of the investee entity during the wind down period, if any, that occurs prior to the dissolution of the investee entity.
Real estate securities and other investments
The valuations for fixed income securities (which may include, but are not limited to, corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Valuation oversight
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio investment that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
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Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Real Estate Investments	—	—	$413,785,816	$413,785,816
Investments in Non-Consolidated Joint Ventures	—	—	123,075,597	123,075,597
Investments in Real Estate Loans	—	—	228,715,116	228,715,116
Senior Lending	—	—	112,093,036	112,093,036
Preferred Equity	—	—	18,764,702	18,764,702
Collateralized Mortgage Obligations	—	$156,164,743	—	156,164,743
Asset-Backed Securities	—	27,681,557	—	27,681,557
Preferred Stocks	$6,108,132	—	—	6,108,132
Corporate Bonds & Notes	—	3,195,498	—	3,195,498
Convertible Bonds & Notes	—	1,710,000	—	1,710,000
Total Long-Term Investments	6,108,132	188,751,798	896,434,267	1,091,294,197
Short-Term Investments†	28,798,397	—	—	28,798,397
Total Investments	$34,906,529	$188,751,798	$896,434,267	$1,120,092,594
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$91,144	—	—	$91,144

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of December 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Real Estate Investments	$364,188,058	—	—	$(231,491)	$49,829,249
Investments in Non- Consolidated Joint Ventures	146,697,607	—	—	(522,496)	3,456,210
Investments in Real Estate Loans	150,941,113	—	—	308,200	96,125,949
Senior Lending	37,683,287	—	—	—	74,409,749
Preferred Equity	17,903,357	—	—	—	861,345
Total	$717,413,422	—	—	$(445,787)	$224,682,502

Investments (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Net change in unrealized appreciation (depreciation) for investments still held at September 30, 2025[1]
Real Estate Investments	—	—	—	$413,785,816	$(231,491)
Investments in Non- Consolidated Joint Ventures	$(26,555,724) *	—	—	123,075,597	(522,496)
Investments in Real Estate Loans	(18,660,146)	—	—	228,715,116	308,200
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Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
Investments (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Net change in unrealized appreciation (depreciation) for investments still held at September 30, 2025[1]
Senior Lending	—	—	—	$112,093,036	—
Preferred Equity	—	—	—	18,764,702	—
Total	$(45,215,870)	—	—	$896,434,267	$(445,787)

*	Amount represents return of capital from proceeds of issuance of mortgage note payable.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 9/30/25 (000’s)*	Valuation Technique(s)	Unobservable Input(s)	Value/Range	Impact to Valuation from an Increase in Input**
Real Estate Investments:
Healthcare	$17,900	Discounted cash flow	Discount rate Exit capitalization rate	7.25% 5.75%	Decrease Decrease
Industrial	$209,200	Discounted cash flow	Discount rate Exit capitalization rate	6.75% to 8.25% 5.50% to 7.00%	Decrease Decrease
Mixed-Use	$34,800	Discounted cash flow	Discount rate Exit capitalization rate	7.25% 6.50%	Decrease Decrease
Office	$41,200	Discounted cash flow	Discount rate Exit capitalization rate	7.75% 6.75%	Decrease Decrease
Residential	$71,700	Discounted cash flow	Discount rate Exit capitalization rate	7.00% 5.50%	Decrease Decrease
Investments in Non-Consolidated Joint Ventures:
Healthcare	$15,508	Discounted cash flow	Discount rate Exit capitalization rate	8.25% 7.00%	Decrease Decrease
Industrial	$23,854	Discounted cash flow	Discount rate Exit capitalization rate	6.75% 4.75%	Decrease Decrease
Residential	$83,714	Discounted cash flow	Discount rate Exit capitalization rate	7.00% to 7.75% 5.50% to 6.00%	Decrease Decrease
Investments in Real Estate Loans:
Industrial	$50,000	Yield Method	Loan to value ratio	65.40%	Decrease
Mixed-Use	$18,000	Yield Method	Credit spread Loan to value ratio	7.96% 90.28%	Decrease Decrease
Necessity Retail	$31,000	Yield Method	Credit spread Loan to value ratio	8.75% 83.87%	Decrease Decrease
Office	$14,000	Yield Method	Loan to value ratio	90.51%	Decrease
Residential	$115,715	Yield Method	Credit spread Loan to value ratio	5.50% to 6.00% 61.69% to 84.12%	Decrease Decrease
Senior Lending:
Industrial	$112,093	Yield Method	Loan to value ratio	44.88% to 80.60%	Decrease
Preferred Equity:
Residential	$18,765	Yield Method	Credit spread Loan to value ratio	7.00% 77.40% to 84.83%	Decrease Decrease

* Real estate investments of $38,985,816 are fair valued at cost as of September 30, 2025, in accordance with procedures approved by the Board and are not included in the table above.
** This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

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Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report

2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. The following companies were considered affiliated companies for all or some portion of the period ended September 30, 2025. The following transactions were effected in such companies for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased	Sold
		Cost	Proceeds
Fusion Life Science HQ, Carlsbad, CA	$17,057,087	—	—
456 Sullivan Avenue, South Windsor, CT	21,331,302	$1,256,185	—
Gates at Marina, Marina, CA	24,856,735	58,325	—
Martinique Bay, Henderson, NV	48,810,501	1,324,000	$26,555,724 *
Mosaic at Largo Station, Largo, MD	34,641,982	817,700	—
	$146,697,607	$3,456,210	$26,555,724

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Fusion Life Science HQ, Carlsbad, CA	—	$1,784,915	$(1,549,279)	$15,507,808
456 Sullivan Avenue, South Windsor, CT	—	751,450	1,266,431	23,853,918
Gates at Marina, Marina, CA	—	895,785	2,027,058	26,942,118
Martinique Bay, Henderson, NV	—	1,236,800	385,974	23,964,751
Mosaic at Largo Station, Largo, MD	—	589,711	(2,652,680)	32,807,002
	—	$5,258,661	$(522,496)	$123,075,597

*	Amount represents return of capital from proceeds of issuance of mortgage note payable.
Clarion Partners Real Estate Income Fund Inc. 2025 Quarterly Report
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